Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net (loss)/profit	€ (3,611,444)	€ (13,357,637)	€ 3,378,310
Adjustments for:
Depreciation of property and equipment	5,132,605	4,907,832	2,116,496
Amortization of intangible assets	1,910,985	1,629,195	1,095,954
Impairment loss on trade receivables	323,200	284,758	169,012
Financial result	1,420,968	1,642,182	1,141,591
Gain from a bargain purchase			(2,992,660)
Foreign currency effect	(2,047,671)	527,879	178,003
Income tax expense	1,418,134	741,565	378,110
Inventories	(2,770,234)	5,993,324	1,344,330
Trade accounts receivables and other assets	(3,994,649)	(1,287,603)	(15,701,254)
Prepayments	(143,969)	295,698	(673,275)
Trade accounts payable and other liabilities	4,364,133	4,887,316	(633,895)
Provisions	(1,416,586)	(168,975)	475,700
Current and deferred income taxes	21,817	406,924	3,624,634
Income taxes paid	(1,354,676)	(1,246,492)	(2,804,510)
Net cash used in operating activities	(747,387)	5,255,966	(8,903,454)
Cash flow from investing activities
Proceeds from sale of property and equipment	35,505
Acquisition of a subsidiary, net of cash acquired			(1,286,356)
Acquisition of property and equipment	(2,819,124)	(1,536,200)	(2,374,230)
Acquisition of intangible assets	(86,850)	(1,554,787)	(161,236)
Net cash used in investing activities	(2,870,468)	(3,090,987)	(3,821,822)
Cash flow from financing activities
Issuance of share capital	90,844,618	100,000
Payment of transaction costs	3,591,465
Interest paid	(1,434,069)	(1,584,082)	(697,245)
Proceeds from loans	53,577,777	59,368,855	57,975,438
Repayment loans	(60,473,984)	(58,931,938)	(41,284,325)
Payment of lease liabilities	(3,430,031)	(1,748,088)
Net cash provided by (used in) financing activities	75,492,846	(2,795,253)	15,993,868
Net (decrease) / increase in cash and cash equivalents	71,874,992	(630,274)	3,268,592
Cash and cash equivalents at January 1	9,335,123	9,943,184	6,623,477
Foreign currency effect	(188,835)	22,213	51,115
Cash and cash equivalents at December 31	€ 81,021,280	€ 9,335,123	€ 9,943,184